Consolidated Statements of Earnings and Comprehensive Income (Loss) - CAD ($)		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Statement Of Earnings And Comprehensive Income Loss [Abstract]
Revenue from sales and services		$ 27,722,571	$ 23,163,016	[1]
Royalty revenues		1,630,717	1,279,026	[1]
Other revenues		224,516
Total revenues (note 23)		29,577,804	24,442,042	[1]
Cost of sales (note 6)		(31,416,251)	(16,827,594)	[1]
Gross profit		(1,838,447)	7,614,448	[1]
Research and development expenses, net of tax credits and grants of $73,930 (2019 -$82,584)		(2,870,497)	(7,211,553)	[1]
Selling, general and administrative expenses		(64,664,389)	(15,285,716)	[1]
Litigation provisions (note 12)	[1]		(7,930,383)
Impairment loss on goodwill (note 9)		(85,548,266)
Loss from operating activities		(154,921,599)	(22,813,204)	[1]
Finance income (note 16)		2,035,218	246,652	[1]
Finance costs (note 16)		(583,707)	(455,136)	[1]
Change in fair value of contingent consideration (note 4)		97,208,166
Income (loss) from non-operating activities		98,659,677	(208,484)	[1]
Loss before income taxes		(56,261,922)	(23,021,688)	[1]
Income tax expense (note 18)		(4,601,340)	(170,011)	[1]
Net loss		(60,863,262)	(23,191,699)	[1]
Other comprehensive income
Unrealized gains on investments (note 20 (a))		1,320,431	251,597	[1]
Net change in unrealized foreign currency losses on translation of net investments in foreign operations		3,438,879
Net change in unrealized loss on derivatives designated as cash flow hedges	[1]		(19,090)
Total other comprehensive income		4,759,310	232,507	[1]
Total comprehensive loss		$ (56,103,952)	$ (22,959,192)	[1]
Basic and diluted loss per share		$ (0.68)	$ (0.29)	[1]
Basic weighted average number of common shares		89,972,395	79,539,984	[1]
Diluted weighted average number of common shares		89,972,395	79,539,984	[1]

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).